Financial Assets and Liabilities - Offsetting Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities borrowed
Gross Amounts of Recognized Assets	$ 667,970	$ 484,934
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	667,970	484,934
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(660,393)	(477,559)
Net Amount	7,577	7,375
Securities purchased under agreements to resell
Gross Amounts of Recognized Assets	31,050	31,463
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	31,050	31,463
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(31,050)	(31,463)
Total
Gross Amounts of Recognized Assets	1,061,140	2,146,355
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	699,634	516,726
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(692,047)	(509,098)
Net Amount	7,587	7,628
Currency forwards
Trading assets, at fair value
Gross Amounts of Recognized Assets	361,506	1,629,637
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		8
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Net Amount		8
Options
Trading assets, at fair value
Gross Amounts of Recognized Assets	190	321
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	190	321
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	(180)	(76)
Net Amount	10	245
Interest rate swaps
Trading assets, at fair value
Gross Amounts of Recognized Assets	424
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition	424
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments	$ (424)
Virtu Financial, LLC and subsidiaries
Securities borrowed
Gross Amounts of Recognized Assets		484,934	$ 708,103
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		484,934	708,103
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments		(477,559)	(700,246)
Net Amount		7,375	7,857
Securities purchased under agreements to resell
Gross Amounts of Recognized Assets		31,463	162,608
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		31,463	162,608
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments		(31,463)	(162,608)
Total
Gross Amounts of Recognized Assets		2,146,355	1,051,309
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition		(1,629,629)	(163,070)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		516,726	888,239
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments		(509,098)	(863,802)
Cash collateral received			(16,580)
Net Amount		7,628	7,857
Virtu Financial, LLC and subsidiaries | Currency forwards
Trading assets, at fair value
Gross Amounts of Recognized Assets		1,629,637	179,650
Gross Amounts Offset in the Condensed Consolidated Statement of Financial Condition		(1,629,629)	(163,070)
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		8	16,580
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Cash collateral received			(16,580)
Net Amount		8
Virtu Financial, LLC and subsidiaries | Options
Trading assets, at fair value
Gross Amounts of Recognized Assets		321	948
Net Amounts of Assets Presented in the Condensed Consolidated Statement of Financial Condition		321	948
Gross Amounts Not Offset in the Condensed Consolidated Statement of Financial Condition
Financial instruments		(76)	$ (948)
Net Amount		$ 245